Subsequent Events	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events [Text Block]

29. SUBSEQUENT EVENTS

On March 15, 2019, the Company’s Board of Directors approved a plan for the Company to cease operation of RaidCall. The shutdown of RaidCall will not be recorded as a discontinued operation, and the Company does not expect to incur additional expenses for RaidCall, other than out-of-pocket expenses in connection with the shutdown process.

The Company has performed an evaluation of subsequent events through the date of this report, which is the date the financial statements were issued, with no other material events or transactions needing recognition or disclosure found.